EQUITY - Changes to the GP Units and LP Units (Details) - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
BPYU Units | General partnership units
Disclosure of classes of share capital [line items]
Exchange LP Units exchanged (in shares)	0
BPYU Units | Limited partnership units
Disclosure of classes of share capital [line items]
Exchange LP Units exchanged (in shares)	5,647	11,580
General partnership units
Disclosure of classes of share capital [line items]
Outstanding, beginning of period (in shares)	139	139
Exchange LP Units exchanged (in shares)		0
Distribution Reinvestment Program (in shares)	0	0
Issued under unit-based compensation plan (in shares)	0	0
LP Units Issued (in shares)	0	0
Repurchases of LP Units (in shares)	0	0
Outstanding, end of period (in shares)	139	139
Limited partnership units
Disclosure of classes of share capital [line items]
Outstanding, beginning of period (in shares)	435,980	439,802
Exchange LP Units exchanged (in shares)	113	169
Distribution Reinvestment Program (in shares)	123	998
Issued under unit-based compensation plan (in shares)	105	0
LP Units Issued (in shares)	0	59,497
Repurchases of LP Units (in shares)	0	(76,066)
Outstanding, end of period (in shares)	441,968	435,980